ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS [Abstract]
Schedule of accounts receivable
	December 31,
	2013	2014
	RMB	RMB
Accounts receivable due from:
Banks	1,182	2,052
Social security bureau	112,884	115,247
Non-retail customers	18,105	19,543
	132,171	136,842
Less: allowance for doubtful accounts	(187)	(274)
Accounts receivable, net	131,984	136,568

Schedule of the movement of allowance for doubtful accounts
	December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance at the beginning of the year	-	647	187
Provision for the year	2,276	140	365
Write-off of accounts receivable	(1,629)	(600)	(278)

Balance at the end of the year	647	187	274